Condensed Consolidated Balance sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 71,538	$ 250,312
Accounts receivable, net		1,070,251	452,823
Deposits, prepayments and other receivables, net		2,979,655	875,823
Total current assets		4,121,444	1,578,958
Non-current assets:
Property and equipment, net		49,724	70,359
Intangible assets, net		4,852,241	4,220,021
Right-of-use assets, net		121,761	167,723
Investment, net		5,694	6,029
Long term deposit and prepayment		997,755	32,068
Prepayments for acquisition of intangible assets		3,011,656
Deferred offering costs			620,193
Deferred tax assets		113,592
Total non-current assets		9,152,423	5,116,393
TOTAL ASSETS		13,273,867	6,695,351
Current liabilities:
Accruals and other payables		98,171	245,033
Contract liabilities		190,059	315,411
Deferred government subsidy		38,325	38,716
Bank borrowings		412,386	433,991
Lease liabilities		90,806	90,199
Tax payables		127,679	128,982
Total current liabilities		957,426	1,512,748
Non-current liabilities:
Lease liabilities		30,955	77,524
Deferred tax liabilities			192,328
Total non-current liabilities		30,955	269,852
TOTAL LIABILITIES		988,381	1,782,600
Commitments and contingencies (Note 17)
Shareholders’ equity
Ordinary shares, US$0.00005 par value, 1,000,000,000 shares authorized, and 21,625,000 shares and 51,265,000 issued and outstanding as of December 31, 2024 and June 30, 2025, respectively*	[1]	2,563	1,063
Additional paid-in capital		13,569,301	3,583,983
Share award reserve		352,000
Retained earnings (accumulated losses)		(1,776,322)	1,188,787
Accumulated other comprehensive income		137,944	138,918
Total shareholders’ equity		12,285,486	4,912,751
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		13,273,867	6,695,351
Director
Current liabilities:
Amount due to a director			$ 260,416

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 12).